March 6, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Eagle Growth & Income Fund (the “Trust”)
File Nos. 033-07559 and 811-04767

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933 (“Securities Act”), I hereby certify that the form of Statement of Additional Information for the Classes A, C, I, R-3, R-5 and R-6 shares of the Trust used with respect to the Trust does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 46 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

cc:  Richard J. Rossi
       Susan L. Walzer
Eagle Asset Management, Inc.

      Francine J. Rosenberger
K&L Gates LLP